Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss	$ (1,681,783)	$ (51,263)
Adjustments to reconcile net loss to net cash used in operating activities	1,620,520
Net cash used in operating activities	(61,263)	(41,731)
Net cash used in investing activities	(802,648)	33,301
Net cash provided by financing activities	953,724	$ 394
Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss	(1,099,920)
Adjustments to reconcile net loss to net cash used in operating activities	1,038,657
Net cash used in operating activities	(61,263)
Net cash used in investing activities	(802,648)
Net cash provided by financing activities	953,724
Restatement Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss	(581,863)
Adjustments to reconcile net loss to net cash used in operating activities	$ 581,863